RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Summary of transactions with major related parties

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliates ("JD Group")	Shareholder of the Company
Walmart, its subsidiaries and affiliates ("Walmart Group")	Shareholder of the Company

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	1,564,436	2,214,262	951,328
Services to Walmart Group(2)	403,287	794,685	1,387,685
Operating expenses
Operational support services from JD Group	25,376	79,038	265,635
Purchases from JD Group	47,179	46,407	44,889

	As of December 31,
	2020	2021
	RMB	RMB
Current assets:
Amount due from JD Group	562,194	424,395
Amount due from Walmart Group	84,147	416,272
Total	646,341	840,667
Current liabilities:
Amount due to JD Group(1)	26,545	43,042
Amount due to Walmart Group(2)	26,373	28,718
Total	52,918	71,760